Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Multiemployer Plans [Line Items]
Summary Of Stock Option Activity
A summary of the Company’s stock option activity and related information is presented below:

	2016		2015		2014
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at January 1	95,015	$38.38	167,554	$36.74	173,601	$35.26
Granted	24,348	43.73	12,961	46.41	13,953	44.43
Exercised	(32,750)	35.28	(81,500)	36.63	(20,000)	29.19
Forfeited	—	—	(4,000)	31.66	—	—
Outstanding at December 31	86,613	$41.08	95,015	$38.38	167,554	$36.74

Exercisable at end of year	3,000	$29.45	19,750	$34.54	89,750	$36.73

Nonvested at beginning of year	75,265	39.38	77,804	36.76	96,769	33.10
Granted during the year	24,348	43.73	12,961	46.41	13,953	44.43
Vested during the year	(16,000)	35.09	(15,500)	32.09	(32,918)	29.25
Forfeited during the year	—	—	—	—	—	—
Nonvested at end of year	83,613	$41.47	75,265	$39.38	77,804	$36.76

Information regarding stock option exercises and stock-based compensation expense associated with stock options is provided in the following table (in millions):

	For the year ended December 31,
	2016	2015	2014
Proceeds from stock option exercises	$1.2	$3.0	$0.6
Intrinsic value of stock options exercised	0.6	0.9	0.3

Stock-based compensation expense associated with stock options	$0.2	$0.2	$0.2
Income tax benefit recognized related to stock-based compensation	0.1	0.1	0.1

At period-end:	2016
Unrecognized stock-based compensation expense	$0.4
Weighted average period in which the above amount is expected to be recognized	2.4	years

Stock Options Outstanding And Exercisable
Additional information regarding the Company's stock options outstanding and exercisable at December 31, 2016, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$ 25.00 - 29.99	1,250	$28.15	2.2	$49	1,250	$28.15	2.2	$49
30.00 - 34.99	1,750	30.38	1.9	65	1,750	30.38	1.9	65
35.00 - 39.99	32,351	36.51	5.7	1,006	—	—	—	—
40.00 - 44.99	38,301	43.99	8.5	904	—	—	—	—
45.00 - 50.00	12,961	46.61	8.2	272	—	—	—	—
	86,613			$2,296	3,000			$114

Weighted Average Assumptions Estimate The Fair Value Of Options Granted
The following weighted average assumptions were used to estimate the fair value of options granted by the Company:

	2016	2015	2014

Risk-free interest rate	1.43%	1.95%	2.42%
Expected dividend yield	3.86%	3.50%	3.60%
Volatility factor	30.76%	45.40%	48.75%
Expected life of option	7.0 years	7.0 years	8.0 years

Restricted Shares Activity And Related Information
A summary of the Company’s restricted shares activity and related information is presented below:

	2016		2015		2014
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	172,921		163,431		142,469
Granted	30,601	$46.39	26,840	$46.45	27,162	$39.72
Forfeited/Vested	(22,900)		(17,350)		(6,200)
Outstanding at December 31	180,622		172,921		163,431

Summary Of Activity Within The Defined Benefit Plan
The following table summarizes activity within the Company's Defined Benefit Plans (dollars in thousands):

	Pension Benefits
	2016	2015

Change in fair value of plan assets:
Fair value at beginning of measurement period	$17,435	$14,667
Actual gain (loss) on plan assets	669	(231)
Contributions	—	4,399
Benefits paid	(987)	(1,400)
Fair value at end of measurement period	17,117	17,435

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(19,700)	(21,390)
Interest cost	(820)	(813)
Actuarial (loss) gain	(263)	334
Assumption changes	54	769
Benefits paid	987	1,400
Benefit obligation at end of measurement period	(19,742)	(19,700)

Funded status	$(2,625)	$(2,265)

Weighted-average assumptions for benefit obligation:
Discount rate	4.01%	4.26%
Expected long-term rate of return	5.83%	5.75%

Weighted-average assumptions for net periodic pension cost:
Discount rate	4.26%	3.93%
Expected long-term rate of return	5.75%	6.92%

Net Periodic Pension Cost Of The Defined Benefit Plan
The following table presents the components of the net periodic pension cost of the Company's Defined Benefit Plans (in thousands):

	2016	2015	2014

Components of net periodic benefit:
Interest cost	$820	$813	$836
Expected return on plan assets	(1,154)	(937)	(1,032)
Net amortization and deferral	849	960	696
Net Periodic Pension Cost	$515	$836	$500

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
Amounts related to the Company's Defined Benefit Pension Plans recognized as a component of other comprehensive income were as follows (in thousands):

	2016	2015	2014
Net actuarial gain (loss)	$157	$935	$(3,915)
Deferred tax (expense) benefit	(58)	(345)	1,445
Other comprehensive income (loss), net of tax	$99	$590	$(2,470)

Amounts recognized as a component of accumulated other comprehensive loss as of December 31, 2016 and 2015 were as follows (in thousands):

	2016	2015
Net actuarial loss	$7,399	$7,551
Deferred tax benefit	(2,739)	(2,792)
Amounts included in accumulated other comprehensive loss, net of tax	$4,660	$4,759

Summary Of Expected Benefit Payments
The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter (in thousands):

Plan Year Ending December 31,	Expected Benefits to be Paid

2017	$1,134
2018	1,243
2019	1,094
2020	1,079
2021	1,114
2022 through 2026	5,697

Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy
The major categories of assets in the Company’s Defined Benefit Plans as of year-end are presented in the following table (in thousands).  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Nineteen).

	Total	Level 1	Level 2	Level 3
2016
Cash and cash equivalents	$2,101	$2,101	$—	$—
Mutual funds/Investment funds	6,063	5,797	266	—
Common stocks	4,284	3,103	1,181	—
Mortgage-backed securities	514	—	514	—
U.S. Treasuries	971	—	971	—
Corporate bonds	1,597	—	1,597	—
Alternative investments**	1,587	972	—	—
Total	$17,117	$11,973	$4,529	$—
** Includes an investment of $615 that has not been categorized in the fair value hierarchy, as permitted by ASU No. 2015-07.

2015
Cash and cash equivalents	$1,441	$1,441	$—	$—
Mutual funds/Investment funds	5,617	5,473	144	—
Common stocks	5,082	3,880	1,202	—
Mortgage-backed securities	288	—	288	—
U.S. Treasuries	1,313	—	1,313	—
Corporate bonds	1,043	—	1,043	—
Alternative investments	2,651	607	1,371	673
Total	$17,435	$11,401	$5,361	$673

Horizon Defined Benefit Plan
Multiemployer Plans [Line Items]
Schedule of Allocation of Plan Assets
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2016	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2016	2015

Equity securities	62.5%	35-88%	48%	51%
Fixed income securities	15.0%	10-40%	25%	20%
Cash and cash equivalents	2.5%	2-20%	15%	10%
Alternative investments	20.0%	0-25%	12%	19%
Total	100.0%		100%	100%

Community Defined Benefit Plan
Multiemployer Plans [Line Items]
Schedule of Allocation of Plan Assets
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2016	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2016	2015

Equity securities	40%	29%-51%	41%	25%
Fixed income securities	60%	42%-81%	59%	75%
	100%		100%	100%